BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Vendors
Other accounts payable	331	335
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Vendors	7	45
Other accounts payable	$ 110	$ 57